UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-21726

 Parr Family of Funds

(Exact name of registrant as specified in charter)

5100 Poplar Avenue, Suite 3117 Memphis, TN 38137

(Address of principal executive offices) (Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 901.680.5266

Date of fiscal year end: 04/30/2008

Date of reporting period: 10/31/2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholder for the period ended October 31, 2007 pursuant to rule 30e-1 under the Investment Company Act of 1940, as amended (17 CFR 270.30e-1) is filed herewith.

THE USX CHINA
FUND

SEMI-ANNUAL REPORT

October 31, 2007

For additional information call Toll Free:	(877) -CHINA35
(877) - 244-6235

Parr Family of Funds	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period (04/30/07) and held for the entire period of 04/30/07 through 10/31/07. Please note that this table is unaudited. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 04/30/07). You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the six month period ended October 31, 2007

Actual Fund Return (in parentheses)	Beginning Account Value 04/30/07	Ending Account Value 10/31/07	Expenses Paid During Period*

The USX China Fund Class A (52.26%)	$ 1,000.00	$ 1522.60	$14.27
The USX China Fund Class C (51.68%)	1,000.00	1516.80	18.98

Hypothetical 5% Fund Return	Beginning Account Value 04/30/07	Ending Account Value 10/31/07	Expenses Paid During Period*

The USX China Fund Class A	$ 1,000.00	$ 1013.83	$11.39
The USX China Fund Class C	1,000.00	1010.05	15.16

*Expenses are equal to the Fund’s expense ratios of 2.25% and 3.00 % for The USX China Fund Class A and Class C shares, respectively; multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 877-244-6235. Please read it carefully before you invest or send money.

PARR FAMILY OF FUNDS
THE USX CHINA FUND
SCHEDULE OF INVESTMENTS
October 31, 2007 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - (84.66%)	Shares	Value

AGRICULTURE (2.19%)
Origin Agritech, Ltd. *	125,000	$1,128,750

BIOTECHNOLOGY (5.87%)
American Oriental Bioengineering, Inc. *	110,000	1,514,700
China-Biotics, Inc. *	136,200	1,505,010
		3,019,710

CHEMICALS (2.72%)
Gulf Resources, Inc. *	50,000	200,000
ShengdaTech, Inc. *	16,240	131,381
Sinopec Shanghai Petrochemical Co., Ltd. - ADR	12,500	1,069,250
		1,400,631

COMPUTERS & COMPUTER SERVICES (4.44%)
China Expert Technology, Inc. *	110,000	19,800
Comtech Group, Inc. *	40,000	860,400
PacificNet, Inc. *	241,700	1,401,860
		2,282,060

E-COMMERCE/SERVICES (1.42%)
ChinaCast Education Corp. *	67,000	505,850
Ctrip.com International, Ltd. - ADR	4,000	225,440
		731,290

ELECTRICAL COMPONENTS & EQUIPMENT (7.83%)
China 3C Group *	110,000	493,900
China Ritar Power Corp. *	36,500	374,125
China Ritar Power Corp. * F	46,729	455,608
Fushi International, Inc. *	160,000	2,704,000
		4,027,633

ELECTRONICS (0.90%)
China Digital TV Holding Co., Ltd. - ADR *	2,000	78,460
China Security & Surveillance Technology, Inc. *	15,000	382,500
		460,960

ENERGY-ALTERNATE SOURCES (0.63%)
Canadian Solar, Inc. *	5,000	55,350
LDK Solar Co., Ltd. - ADR *	3,000	118,830
Trina Solar, Ltd. - ADR *	2,500	147,425
		321,605

FOOD (2.22%)
American Dairy, Inc. *	10,000	219,700
New Dragon Asia Corp. *	400,000	496,000
Zhongpin, Inc. * F	30,000	426,000
		1,141,700

PARR FAMILY OF FUNDS
THE USX CHINA FUND
SCHEDULE OF INVESTMENTS
October 31, 2007 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - (84.66%) (continued)	Shares	Value

HEALTHCARE - PRODUCTS (3.46%)
China Medical Technologies, Inc. - ADR	30,500	$1,422,825
Mindray Medical International, Ltd. - ADR	9,000	357,840
		1,780,665

HOME BUILDERS (0.86%)
China Housing & Land Development, Inc. *	65,695	443,441

INTERNET CONTENT ENTERTAINMENT (1.53%)
Shanda Interactive Entertainment, Ltd. - ADR *	20,000	787,400

MACHINERY (6.26%)
Wuhan General Group China, Inc. *	49,748	522,354
Wuhan General Group China, Inc. * F	300,000	2,700,000
		3,222,354

MINING (4.78%)
Aluminum Corp. of China, Ltd. - ADR	8,000	585,920
Puda Coal, Inc. *	300,000	459,000
Yanzhou Coal Mining Co., Ltd. - ADR	13,000	1,415,440
		2,460,360

OIL & GAS (3.82%)
China Petroleum & Chemical Corp. - ADR	4,000	663,640
CNOOC, Ltd. - ADR	6,000	1,298,940
		1,962,580

PHARMACEUTICALS (15.04%)
Benda Pharmaceutical, Inc. *	180,000	450,000
Benda Pharmaceutical, Inc. * F	757,218	1,893,045
China Pharma Holdings, Inc. *	505,000	1,944,250
Shengtai Pharmaceutical, Inc. *	300,000	1,350,000
Tongjitang Chinese Medicines Co. - ADR *	182,400	2,097,600
		7,734,895

RETAIL (0.26%)
Fuqi International, Inc. *	16,450	135,548

RUBBER & PLASTIC PRODUCTS (1.23%)
Fuwei Films Holdings Co., Ltd. *	90,026	634,683

SOFTWARE (4.00%)
China Public Security Technology, Inc. *	52,000	535,600
The9, Ltd. - ADR *	48,000	1,524,000
		2,059,600

PARR FAMILY OF FUNDS
THE USX CHINA FUND
SCHEDULE OF INVESTMENTS
October 31, 2007 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - (84.66%) (continued)	Shares	Value

TELECOMMUNICATIONS (9.98%)
China Mobile, Ltd. - ADR	15,000	$1,555,200
China Netcom Group Corp. Hong Kong, Ltd. - ADR	10,000	623,900
Qiao Xing Mobile Communication Co., Ltd. *	177,000	2,019,570
Qiao Xing Universal Telephone, Inc. *	86,185	932,522
		5,131,192

TRANSPORTATION (1.69%)
Guangshen Railway Co., Ltd. - ADR	20,000	866,400

TRAVEL SERVICES (0.10%)
Universal Travel Group *	10,000	53,000

UTILITIES (1.96%)
Huaneng Power International, Inc. - ADR	21,000	1,009,050

WEB PORTALS/ISP (1.47%)
Netease.com, Inc. - ADR *	22,000	457,820
Sohu.com, Inc. *	5,000	299,550
		757,370

TOTAL COMMON STOCK (Cost $28,280,800)		43,552,877

WARRANTS - (6.96%)	Expiration Date- Exercise Price
Benda Pharmaceutical, Inc. * F	11/15/11 - 0.555	757,218	$1,472,789
China Pharma Holdings, Inc. *	02/01/10 - 2.38	400,000	294,000
China Ritar Power Corp. * F	02/21/10 - 2.78	9,345	65,135
China Security & Surveillance Technology, Inc. *	07/31/11 - 5.40	20,000	402,000
Shengtai Pharmaceutical, Inc. *	05/15/12 - 2.60	100,000	190,000
Wuhan General Group China, Inc. * F	02/08/12 - 2.563	180,000	1,158,660
TOTAL WARRANTS (Cost $103,268)			3,582,584

SHORT TERM INVESTMENTS (7.65%)
Fifth Third Institutional Money Market Fund, 5.00% ** (Cost $3,933,919)		3,933,919	3,933,919

TOTAL INVESTMENTS (Cost $32,317,987) - 99.27%			51,069,380
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.73%			376,596
NET ASSETS - 100%			$51,445,976

PARR FAMILY OF FUNDS
THE USX CHINA FUND
SCHEDULE OF INVESTMENTS
October 31, 2007 (Unaudited)	SEMI-ANNUAL REPORT

*           Non-income producing security.
**         Rate shown represents the rate at October 31, 2007, is subject to change and resets daily.
ADR    American Depositary Receipt

F                These securities were valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees. The total fair value of such securities at October 31, 2007 is $8,171,237 which represents 15.88% of total net assets. Sales of shares of these securities are restricted until certain regulatory filings are approved.

216,348 shares and 216,348 warrants of Benda Pharmaceutical, Inc. were acquired on 11/08/06 at prices of $0.4622 per share and $0.00 per warrant. 108,174 shares and 108,174 warrants of Benda Pharmaceutical, Inc. were acquired on 01/25/07 at prices of $0.5919 per share and $0.1477 per warrant. 108,174 shares and 108,174 warrants of Benda Pharmaceutical, Inc. were acquired on 01/31/07 at prices of $0.6201 per share and $0.2009 per warrant. 324,522 shares and 324,522 warrants of Benda Pharmaceutical, Inc. were acquired on 02/07/07 at prices of $0.6207 per share and $0.2020 per warrant. The current fair values of such securities are $2.50 per share and $1.945 per warrant which are 100.00% and 100.00%, respectively, of the market values of unrestricted securities of the same issuer.

46,729 shares and 9,345 warrants of China Ritar Power Corp. were acquired on 02/16/07 at prices of $2.14 per share and $0.00 per warrant. The current fair values of such securities are $9.75 per share and $6.97 per warrant which are 95.12% and 93.31%, respectively, of the market values of unrestricted securities of the same issuer.

300,000 shares and 180,000 warrants of Wuhan General Group China, Inc. were acquired on 02/05/07 at prices of $2.33 per share and $0.00 per warrant. The current fair values of such securities are $9.00 per share and $6.437 per warrant which are 85.71% and 81.10%, respectively, of the market values of unrestricted securities of the same issuer.

30,000 shares of Zhongpin, Inc. were acquired on 09/28/2007 at a price of $8.00 per share. The current fair value of such security is $14.20 per share which is 99.65% of the market value of unrestricted securities of the same issuer.

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds
STATEMENT OF ASSETS AND LIABILITIES - October 31, 2007 (Unaudited)	SEMI-ANNUAL REPORT

The USX China Fund
Assets:
Investments, at market (cost: $32,317,987)	$51,069,380
Receivables:
Investments sold	2,191,018
Fund shares sold	29,550
Dividends and interest	21,793
Prepaid expenses	39,313
Total assets	53,351,054

Liabilities:
Payables:
Investments purchased	1,789,237
Fund shares purchased	1,390
Due to Adviser	51,523
Other liabilities and accrued expenses	14,114
Distribution fees	38,212
Due to Administrator	10,602
Total liabilities	1,905,078
Net Assets	$51,445,976

Net Assets consist of:
Common stock	$2,311
Additional paid-in capital	26,872,154
Accumulated net investment loss	(255,180)
Undistributed realized gain on investments	6,075,298
Net unrealized appreciation on investments	18,751,393

Total Net Assets (2,312,072 shares outstanding; unlimited shares of $0.001 par value
authorized)	$51,445,976

Class A shares:
Net Assets applicable to 2,206,324 shares outstanding	$49,106,166
Net Asset Value per share	$22.26

Offering price per share Class A *	$23.31

Redemption price per share Class A **	$22.15

Class C shares:
Net Assets applicable to 105,748 shares outstanding	$2,339,810
Net Asset Value and offering price per share	$22.13

Redemption price per share Class C ***	$21.91

*	A maximum sales charge of 4.50% is imposed on Class A shares.
**	Class A shareholders pay a 0.50% contingent deferred sales charge ("CDSC") if Class A share purchases exceeding $3 million are redeemed within one year of purchase.
***	A CDSC of 1.00% is imposed in the event of certain redemption transactions within twelve months following such investments.

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds
STATEMENT OF OPERATIONS	SEMI-ANNUAL REPORT

The USX China Fund

For the six month period ended October 31, 2007
(Unaudited)
Investment income:
Interest	$17,558
Dividends	166,965
Total investment income	184,523

Expenses:
Investment advisory fees	240,574
Distribution fees - Class A	46,210
Distribution fees - Class C	7,618
Accounting and transfer agent fees	46,915
Legal fees	20,494
Registration fees	13,085
Insurance fees	13,976
Audit fees	10,024
Miscellaneous	12,624
Compliance officer compensation	9,054
Custody fees	7,088
Out of pocket expenses	7,663
Trustee fees	3,529
Printing fees	2,593
Total expenses	441,447
Less: fees waived and expenses absorbed	(1,744)
Net expenses	439,703

Net investment loss	(255,180)

Realized and Unrealized gains on investments:
Net realized gain on investments	6,311,272
Net change in unrealized appreciation on investments	11,574,932
Net gain on investments	17,886,204

Net increase in net assets resulting from operations	$17,631,024

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds
STATEMENTS OF CHANGES IN NET ASSETS	SEMI-ANNUAL REPORT

	The USX China Fund

	For the six month period ended October 31, 2007	For the year ended April 30, 2007
	(Unaudited)
Increase in Net Assets
Operations:
Net investment loss	$(255,180)	$(235,888)
Net realized gain (loss) on investments	6,311,272	(235,975)
Net change in unrealized appreciation on investments	11,574,932	6,177,281
Net increase in net assets resulting from operations	17,631,024	5,705,418

Distributions to shareholders from:
Net realized gain	-	(117,901)

Increase in net assets from Fund share transactions (Note 2)	852,163	15,764,500

Total increase in net assets	18,483,187	21,352,017

Net Assets:
Beginning of period	32,962,789	11,610,772
End of period (including accumulated net investment loss of
($255,180) and undistributed net investment
income of $0, respectively)	$51,445,976	$32,962,789

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period	SEMI-ANNUAL REPORT

	Class A *

	For the six month period ended October 31, 2007 (Unaudited)		For the year ended April 30, 2007	For the Period September 23, 2005 to April 30, 2006
Net Asset Value, Beginning of Period	$14.62		$12.03	$10.10

Investment Operations:
Net investment income (loss) (a)	(0.11)		(0.15)	0.01
Net realized and unrealized gain on investments	7.75		2.80	1.92
Total from investment operations	7.64		2.65	1.93

Distributions:
From net realized capital gain	-		(0.06)	-
Total distributions	-		(0.06)	-

Net Asset Value, End of Period	$22.26		$14.62	$12.03

Total Return (c)	52.26%	(b)	22.09%	19.11%	(b)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$49,106		$32,054	$11,409

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.26%	[1]	2.80%	9.46%	[1]
After fees waived and expenses absorbed	2.25%	[1]	2.18%	1.99%	[1]

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.30)%	[1]	(1.80)%	(7.38)%	[1]
After fees waived and expenses absorbed	(1.29)%	[1]	(1.18)%	0.09%	[1]

Portfolio turnover rate	42.45%		40.84%	14.52%

(a)	Per share amounts were calculated using the average shares method.
(b)	Aggregate total return, not annualized.
(c)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Fund assuming reinvestment of dividends.
[1]	Annualized.
*	The USX China Fund Class A commenced operations on September 23, 2005.

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period	SEMI-ANNUAL REPORT

	Class C **

	For the six month period ended October 31, 2007 (Unaudited)		For the year ended April 30, 2007	For the Period July 1, 2005 to April 30, 2006
Net Asset Value, Beginning of Period	$14.59		$12.01	$10.00

Investment Operations:
Net investment loss (a)	(0.18)		(0.26)	(0.10)
Net realized and unrealized gain on investments	7.72		2.80	2.11
Total from investment operations	7.54		2.54	2.01

Paid-in capital from CDSC fees	-	(b)	0.04	-

Net Asset Value, End of Period	$22.13		$14.59	$12.01

Total Return	51.68%	(c)	21.48%	20.10%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$2,340		$909	$202

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.01%	[1]	3.85%	7.94%	[1]
After fees waived and expenses absorbed	3.00%	[1]	3.00%	1.67%	[1]

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(2.13)%	[1]	(2.89)%	(7.40)%	[1]
After fees waived and expenses absorbed	(2.12)%	[1]	(2.04)%	(1.12)%	[1]

Portfolio turnover rate	42.45%		40.84%	14.52%

(a)	Per share amounts were calculated using the average shares method.
(b)	CDSC fees resulted in less than $0.01 per share.
(c)	Aggregate total return, not annualized.
[1]	Annualized.
**	The USX China Fund Class C commenced operations on July 1, 2005.

The accompanying notes are an integral part of these financial statements.

Parr Family of Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
October 31, 2007 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Parr Family of Funds, (the “Trust”), was organized on February 25, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The sole series of shares of the Trust is The USX China Fund (the “Fund”). Effective August 1, 2007, to reflect the change in investment adviser (see note 4), the Trust changed its name from the Pope Family of Funds to the Parr Family of Funds and the Fund’s name was changed from Halter Pope USX China Fund to The USX China Fund. The Fund is a non-diversified Fund. The Fund’s investment objective is long term growth of capital. The Fund was registered to offer two classes of shares, Class A and Class C shares. The Class C shares commenced operations on July 1, 2005. The Class A shares commenced operations on September 23, 2005. Each class differs as to sales and redemption charges and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

a)  Investment Valuation—Common stocks and other equity securities listed on a securities exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Equity securities that are traded on the NASDAQ National Market System, for which quotes are readily available, are valued at the official closing price. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid quotation. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates fair market value. The Fund normally uses pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation; or (iv) the security or warrant is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale. Consistent with the foregoing, the Fund has adopted guidelines and instructions for the valuation of restricted securities held by the Fund focusing on such important factors, among others, as valuation, liquidity and availability of relevant information. These guidelines are implemented by the Fund’s Fair Value Committee, which reviews relevant market conditions for any restricted security held by the Fund on a daily basis to determine the appropriate value for such restricted security. Because a fair value determination is based on an assessment of the value of the security pursuant to the policies approved by the Fund's Board of Trustees rather than a market price, the fair value price may differ substantially from the price at which the security may ultimately be traded or sold. As of October 31, 2007, seven (7) securities were valued as determined by the Board of Trustees.

b) Restricted Securities— The Fund may invest in restricted securities and warrants (“Restricted Securities”) through purchases of privately-offered securities of publicly traded companies located or doing business primarily in China. The investments in 757,218 shares and 757,218 warrants of Benda Pharmaceutical, Inc., 46,729 shares and 9,345 warrants of China Ritar Power Corp. and 300,000 shares and 180,000 warrants of Wuhan General Group China, Inc. were initiated by Pope Asset Management, LLC (the “former Adviser”) and 30,000 shares of Zhongpin, Inc. were initiated by Parr Financial Group, LLC (the “Adviser”) as private placement offerings. Other clients of the former Adviser and the Adviser also participated in the private placement. The securities that are part of the private placement offerings are restricted from sale until such time as their registrations become effective and the restrictions are lifted.

The Adviser, subject to the oversight and approval of the Fair Value Committee, determines the fair value price of Restricted Securities on a daily basis using, among other things, factors and criteria established by the Trustees. These factors and criteria include, without limitation, the nature and duration of the restrictions on the disposition of the Restricted Security; market trading in the applicable company’s publicly traded stock (the “Reference Stock”); government and economic matters affecting China; and information regarding the applicable company and its business. Using the Fair Value Pricing Instructions, the Adviser seeks to determine the price that is representative of the amount that the Fund might reasonably expect to receive for the Restricted Securities upon their current sale. Since the fair value of these Restricted Securities is determined pursuant to policies approved by the Trustees rather then by use of market prices, shareholders may receive more or less proceeds or shares from redemptions or purchases than they would if market prices were available for the Restricted Securities. The total fair value of these securities as of October 31, 2007 is $8,171,237, which represents 15.88% of the Fund’s total net assets.

Parr Family of Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
October 31, 2007 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

c) Federal Income Taxes—The Trust’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

d)  Distributions to Shareholders—Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Accounting principles generally accepted in the United States of America require that permanent financial reporting differences relating to shareholder distributions be reclassified to paid in capital or net realized gains.

e)  Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)  Other—Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 - Accounting for Uncertainty in Income Taxes, on May 1, 2007. FASB Interpretation No. 48 requires that the tax effects of certain tax positions be recognized. These tax provisions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

2. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for The USX China Fund Class A shares for the six month period ended October 31, 2007 were as follows:

	Class A
	Shares	Amount
Sold	353,468	$5,945,072
Redeemed	(339,298)	(5,812,408)
Net Increase	14,170	$132,664

Parr Family of Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
October 31, 2007 (Unaudited)

Transactions in shares of capital stock for The USX China Fund Class C shares for the six month period ended October 31, 2007 were as follows:

	Class C
	Shares	Amount
Sold	49,002	$814,324
Redeemed	(5,550)	(94,825)
Net Increase	43,452	$719,499

2.	CAPITAL SHARE TRANSACTIONS (continued)

Transactions in shares of capital stock for The USX China Fund Class A shares for the year ended April 30, 2007 were as follows:

	Class A
	Shares	Amount
Sold	1,406,249	$17,346,504
Reinvested	7,589	$102,610
Redeemed	(170,068)	(2,271,439)
Net Increase	1,243,770	$15,177,675

Transactions in shares of capital stock for The USX China Fund Class C shares for the year ended April 30, 2007 were as follows:

	Class C
	Shares	Amount
Sold	55,958	$719,111
Redeemed	(10,442)	(132,286)
Net Increase	45,516	$586,825

3.	INVESTMENT TRANSACTIONS

For the six month period ended October 31, 2007, aggregate purchases and sales of investment securities (excluding short-term investments) for The USX China Fund were as follows:

Purchases	Sales
$16,326,537	$19,060,687

There were no government securities purchased or sold during the period.

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Adviser became the investment adviser for the Fund on August 1, 2007 pursuant to an Interim Investment Advisory Agreement. That agreement was superseded by a new Investment Advisory Agreement (“Advisory Agreement”) that was approved by the Trustees on July 30, 2007 and by the Shareholders of the Fund at a meeting held on November 2, 2007. Prior to August 1, 2007, Pope Asset Management, LLC (the “Former Adviser”) provided investment management services to the Fund. Pursuant to the Advisory Agreement, the Adviser provides investment management services to the Fund in accordance with its investment objectives, policies and restrictions. Under the Advisory Agreement, the Adviser receives the same management fee as the Former Adviser, and the Fund is managed by the same portfolio manager. As compensation for the investment advisory services provided the Fund, the Fund pays the Adviser a monthly fee based on an annualized rate of 1.25% of the average daily net asset value of the Fund. For the period from May 1, 2007 to July 30, 2007, the Former Adviser earned $110,178 of advisory fees. For the period from July 31, 2007 to October 31, 2007, the Adviser earned $130,396 of advisory fees. For the period from May 1, 2007 to July 30, 2007, the Former Adviser waived advisory fees of $489. For the period from July 31, 2007 to October 31, 2007, the Adviser waived advisory fees of $1,255.

Parr Family of Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
October 31, 2007 (Unaudited)

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, and extraordinary expenses and payments, if any, under the Rule 12b-1 Plan). It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Fund. Pursuant to the Agreement, the Adviser has agreed to reimburse the Fund to the extent that total annualized expenses exceed 2.00% of the Fund's average daily net assets. For the six month period ended October 31, 2007, there were no reimbursements of Fund expenses made by the former Adviser or the Adviser.

One trustee of the Fund is also an officer of the Adviser.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with Matrix Capital Group, Inc. (“Matrix”). Pursuant to the ICSA, Matrix will provide day-to-day operational services to the Funds including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and record keeping services. For its services, Matrix receives a minimum fee of $6,250 per month. In addition, the following asset based fees will apply at the following breakpoints: 0.10% on assets between $20 million and $50 million; 0.075% on the next $50 million; 0.05% on the next $100 million; 0.03% in excess of $200 million of daily net assets. For the six month period ended October 31, 2007, Matrix earned $46,915, with $9,048 remaining payable at October 31, 2007.

Pursuant to the ICSA, Matrix will provide chief compliance officer services to the Fund. For these services Matrix will receive a fee of $18,000 per year. For the six month period ended October 31, 2007, Matrix earned $9,054, with $1,554 remaining payable at October 31, 2007.

Certain officers of the Fund are also employees of Matrix

The Fund and Adviser have entered into a Distribution Agreement with Matrix Capital Group, Inc. Pursuant to the Distribution Agreement, Matrix will provide distribution services to the Funds. Matrix serves as underwriter/distributor of the Funds. Pursuant to the Distribution Agreement, Matrix receives $7,200 per year from the Fund. Distribution fees paid to Matrix were paid from accruals made pursuant to Rule 12b-1 under the 1940 Act. For the six month period from May 1, 2007 to October 31, 2007, Matrix received $3,600 from accruals made pursuant to Rule 12b-1, with $600 remaining payable at October 31, 2007.

A separate plan of distribution has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares. With respect to Class A shares, the plan provides that the Fund may pay a servicing or Rule 12b-1 fee of up to 0.25% annually of the Fund’s average net assets, and up to 1.00% annually of the Fund’s average net assets attributable to Class C shares to persons or institutions for performing certain servicing functions for the Fund’s shareholders. Under the plan the Fund may pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The distribution plans for the Class A and Class C shares in The USX China Fund took effect September 23, 2005 and July 1, 2005, respectively. For the six month period ended October 31, 2007, the Fund accrued $46,210 and $7,618 in 12b-1 expenses attributable to Class A and Class C shares, respectively.

5.	TAX MATTERS

There were no distributions paid during the six month period ended October 31, 2007. During the year ended April 30, 2007, The USX China Fund distributed ordinary income in the amount of $117,901.

Parr Family of Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
October 31, 2007 (Unaudited)

5.	TAX MATTERS (continued)

The Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year. As of April 30, 2007, the Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:
The USX China Fund
Cost of investments for tax purposes	$26,170,369
Unrealized Appreciation / (Depreciation):
Gross Appreciation	9,060,279
Gross Depreciation	(2,052,277)
Net Unrealized Appreciation	$7,008,002
Capital Loss Carryforward:	(67,515)
Distributable Earnings, Net	$6,940,487

The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and post-October losses.

As of April 30, 2007, the Fund had a capital loss carryforward of $67,515 available for federal income tax purposes which expire in 2016.

6.	CONCENTRATION OF RISK

The USX China Fund will primarily invest 80% of its assets in equity securities issued by companies listed on the Halter USX China Index which is mainly comprised of U.S. listed companies doing business in China. Investing in the companies from one geographic region may pose additional risks inherent to a region's economical and political situation.

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2007, there were no shareholders having beneficial ownership, either directly or indirectly of more than 25% of the voting securities of The USX China Fund Class A shares. As of October 31, 2007, Sterne, Agee & Leach, Inc. held 51.22% of The USX China Fund Class C shares in an omnibus account for the sole benefit of its customers.

8.	SUBSEQUENT EVENTS

A Special Meeting of Shareholders was held on November 2, 2007 to consider and approve a proposed investment advisory agreement (the “Proposed Agreement”) between the Trust and the Adviser. Approval of the proposal required a separate vote by shareholders of the Fund to bind the Fund. Approval required the affirmative vote of “a majority of the outstanding voting securities” of the Fund as that term is defined under the 1940 Act. This means the affirmative vote of the lesser of (a) 67% or more of the shares of the Fund present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding shares are present or represented by proxy at the Meeting or (b) more than 50% of the outstanding shares of the Fund.

At the Special Meeting of Shareholders, The USX China Fund had 55.05% of shareholders entitled to vote present by proxy. The Proposed Agreement was approved by the Shareholders of the Trust with voting results as follows:

	For	Against	Abstain
The USX China Fund	1,268,349	1,589	14,430

Parr Family of Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
October 31, 2007 (Unaudited)

9.	APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Trust's Board of Trustees unanimously approved the Advisory Agreement for an initial period of two years after reviewing and considering such information as the Board deemed reasonably necessary to evaluate the nature and scope of the services to be provided by the Adviser to the Fund; the proposed compensation terms for the Adviser; the Expense Limitation Agreement; the Adviser's history and experience; and the effect growth of assets of the Fund would have on the Fund's advisory fees and expense ratio. To aid it in its review, the Board reviewed various informational materials including, without limitation, copies of the draft Advisory Agreement and the Expense Limitation Agreement; a memorandum from the Adviser to the Board including information about the Adviser, its business, its finances, its personnel, its services to the Funds and comparative expense ratio information for other mutual funds with similar strategies as the Fund (the "Advisor Memo"); and a memorandum from Kilpatrick Stockton LLP (counsel to the Trust) to the Board regarding considerations relevant to a review of investment advisory contracts by investment company trustees.

In voting to approve the Advisory Agreement the Board considered, among other things, the factors and issues discussed below.

(i) The nature, extent, and quality of the services provided by the Adviser.

In considering the nature and scope of the services provided by the Adviser, the Board considered the Adviser’s representation that the nature, extent and quality of services to be provided by the Adviser under the Advisory Agreement would be at least the same as those being provided currently to the Trust by Mr. Parr. The Board considered that Mr. Parr, as the President and Portfolio Manager of the Fund, is the Managing Member of the Adviser and would continue to serve as an interested Trustee and the President of the Fund without additional compensation. The Board also considered representations that (i) Mr. Parr would continue to supervise and oversee investment management and related operations in a manner similar to his service while at Former Adviser; and (ii) Mr. Parr would continue to serve as the primary portfolio manager responsible for the Fund’s investment decisions.

The Board examined the organizational structure and personnel of the Adviser and the financial and relationship resources of the Adviser reported by Mr. Parr. The Board considered the experience of the members of the Adviser’s management team and employees, noting that Mr. Parr and the Adviser’s other employees (other than Mr. Parr) had been involved with the management and operations of the Fund at Former Adviser and would continue to serve similar, albeit expanded, roles with the Adviser. The Board accorded weight to the fact that, if implemented, the Advisory Agreement should not disrupt the continued management of the Fund.

The Board also considered the responsibilities the Adviser would have under the Advisory Agreement. The Board reviewed the services to be provided by the Adviser including without limitation, its investment advisory services, its coordination of services for the Fund among the Fund’s service providers, its compliance procedures and practices, and its efforts to promote the Fund and assist in its distribution. The Board also considered the Fund’s focus on China, and Mr. Parr’s knowledge and experience regarding investing in China and China-based companies. The Board also considered that the Trust's executive officers, other than the chief compliance officer, are employees of the Adviser, and that these officers would serve without additional compensation. The Board also considered Mr. Parr’s role on the Fair Value Committee, and his prior service in that role. After reviewing the foregoing information and further information presented in the Adviser Memorandum (e.g., descriptions of the Adviser’s business, investment techniques, compliance programs, and Parts 1 and II of the Adviser’s Form ADV), the Board concluded that the substantive terms of the Advisory Agreement, including the services to be provided, are generally similar to those of comparable investment companies described in the market data then available and that the quality, extent, and nature of the services to be provided by the Adviser were satisfactory and adequate for the Fund.

(ii) The investment performance of the Fund and the Adviser.

In examining the investment performance of the Fund and the Adviser, the Board examined the investment performance of the Fund since Mr. Parr assumed his responsibilities as a Fund portfolio manager at the Fund’s inception in 2005. The Board also considered its experience and representations from the Adviser that Mr. Parr had served as the principal portfolio manager for the Fund while at Former Adviser and would continue as sole Portfolio Manager of the Fund upon the implementation of the Advisory Agreement. The Board also compared the performance of the Fund with the performance of benchmark indices, comparable funds managed by other advisers and comparable peer group indices. After reviewing the investment performance of the Fund, Mr. Parr’s prior experience managing the Fund and other advisory accounts, and other factors, the Board concluded that the investment performance of Fund was satisfactory.

Parr Family of Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
October 31, 2007 (Unaudited)

9.	APPROVAL OF INVESTMENT ADVISORY AGREEMENT (continued)

(iii) The Potential For Additional Benefits To Be Derived by the Adviser.

The Board also took into account the benefits of having the Adviser provide investment advisory services to the Trust on behalf of the Fund and, in particular, that doing so would allow Mr. Parr greater flexibility to manage the Fund by increasing his access to marketing and research resources that would potentially enable the Adviser to grow its business and the Fund’s assets under management. In this regard, the Board considered the Trust’s relationships with broker-dealer firms that have been, or may become, active in selling shares of the Fund, and their indications that they support the Adviser as the new adviser for the Fund, and Mr. Parr’s description of his relationships with certain firms in Hong Kong that specialize in investments in China. In this regard, the Board accorded weight to the benefits that could potentially flow to the Fund from increased assets under management as a result of a new, long-term investment advisory relationship with the Adviser. The Independent Trustees accorded weight to the Adviser’s representation that it would seek to provide the Fund with at least the same level, quality, scope and nature of services currently being provided to the Trust under the previous advisory agreement.

(iv) The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund.

In regard to the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund, the Board considered the Adviser’s staffing, personnel, and methods of operating; the Adviser’s compliance policies and procedures; the financial condition of the Adviser and the level of commitment to the Fund and the Adviser by the principals of the Adviser; the asset levels of the Fund; and the overall expenses of the Fund, including certain fee waivers and reimbursements by the Adviser on behalf of the Fund. The Board compared the Fund’s proposed management fee with fees paid to other investment advisers by other actively managed funds that invest primarily or substantially in companies in China. The Board also compared the expense ratios of comparable funds to the Fund’s expense cap through the Expense Limitation Agreement. The Board noted that the Adviser would subsidize the Fund to the extent necessary to meet its obligations under the Expense Limitation Agreement.

The Board also considered that, giving effect to the Expense Limitation Agreement, the Fund’s expense ratio is lower than the expense ratio of some other funds that the Board determined to be comparable to the Fund based on the type of fund, the style of investment management, the location of the companies invested in, and/or the nature of the markets invested in, among other factors. The Board also considered that, giving effect to the Expense Limitation Agreement, the Fund’s expense ratio was not as low as that of some other funds with certain comparable characteristics. In addition, the Board considered the uniqueness of the Fund’s investment objective and strategy and the lack of availability of direct comparisons to the Fund. The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser’s name, the ability for the Adviser to place small accounts into the Fund, and the potential for the Adviser to generate soft dollars from Fund trades that may benefit the Adviser’s clients other than the Fund. The Board also considered that the proposed fees under the Advisory Agreement, and the terms of the Expense Limitation Agreement, would be the same as the fee terms and expense limitations under the Fund’s prior agreements with Former Adviser. After comparing the fees under the Investment Advisory Agreement with those paid by comparable funds and considering all of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Fund were fair and reasonable.

(v) The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefits of the Fund’s investors.

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors, the Board considered that the Fund’s fee arrangements with the Adviser involve both the management fee and the Expense Limitation Agreement. The Board determined that, while the management fee would remain the same at all asset levels, the Fund has experienced benefits from its prior Expense Limitation Agreement with Former Adviser, and will continue to do so under the new Expense Limitation Agreement until the Fund’s assets grow to a level where the Adviser begins receiving its full fees. Thereafter, the Board noted that the Fund would continue to benefit from economies of scale under its agreements with service providers other than the Adviser. Following further discussion of the Fund’s asset levels, expectations for growth and levels of fees, the Board determined that the Fund’s fee arrangements with the Adviser would provide benefits through the Expense Limitation Agreement and that, at the Fund’s current and projected net asset levels for the next two years, the Fund’s arrangements with the Adviser were fair and reasonable.

Parr Family of Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
October 31, 2007 (Unaudited)

9.	APPROVAL OF INVESTMENT ADVISORY AGREEMENT (continued)

(vi) Brokerage and portfolio transactions.

With regard to brokerage and portfolio transactions, the Board considered the Adviser’s standards, and performance in utilizing those standards, to seek best execution for Fund portfolio transactions. The Board also considered the anticipated portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Adviser; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services (“soft dollars”). After further review and discussion, the Board determined that the Adviser’s practices regarding brokerage and portfolio transactions were satisfactory.

(vii) Possible conflicts of interest.

In evaluating the possibility for conflicts of interest, the Board considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and/or the Adviser’s other accounts; the method for bunching of portfolio securities transaction; and the substance and administration of the Adviser’s code of ethics. Following further consideration and discussion, the Board indicated that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interest were satisfactory.

Based on their review of the above mentioned factors and discussion of the Advisory Agreement, the Independent Trustees determined that the fees to be paid under the Advisory Agreement were fair and reasonable in light of the services proposed to be provided by the Adviser to the Trust and the Fund.

Additional Information (Unaudited)

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commissions website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 877-244-6235; and on the Commissions website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 877-244-6235; and on the Commission’s website at http://www.sec.gov.

The Fund’s top five holdings as of October 31, 2007 were as follows:

1. Wuhan General Group China, Inc.	8.52%
2. Benda Pharmaceutical, Inc.	7.42%
3. Fushi International, Inc.	5.26%
4. Tonjitang Chinese Medicines Co.	4.08%
5. Qiao Xing Mobile Communication Co., Ltd.	3.93%

As of October 31, 2007 the industry areas of the Fund’s portfolio reflected domestic companies with the following weightings:

1. Education, Healthcare, Biotechnology & Pharmaceuticals	28.17%
2. Computer & Internet Related Services & Technology	12.86%
3. Energy & Natural Resources	11.19%
4. Telecommunications plus Wireless & Wireless Equipment	9.98%
5. Electronics & Electrical Equipment & Components	9.63%
6. Machinery	8.52%
7. Chemicals	2.72%
8. Food & Beverage	2.22%
9. Agriculture	2.19%
10. Transportation & Travel Services	1.79%
11. Rubber & Plastic	1.23%
12. Building, Housing & Land Development	0.86%
13. Jewelry	0.26%

The percentages in the above tables are based on net assets of the Fund as of October31, 2007 and are subject to change.

Parr Family of Funds
5100 Poplar Avenue
Suite 3117
Memphis, TN 38137

INVESTMENT ADVISER
Parr Financial Group, LLC
5100 Poplar Avenue
Suite 3117
Memphis, TN 38137

ADMINISTRATOR & TRANSFER AGENT
Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

DISTRIBUTOR
Matrix Capital Group, Inc.
335 Madison Avenue
11th Floor
New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway
Suite 1100
Westlake, OH 44145-1524

LEGAL COUNSEL
Kilpatrick Stockton LLP
3737 Glenwood Avenue
Suite 400
Raleigh, NC 27612

C. Richard Ropka, Esq.
Counsel for Independent Trustees
215 Fries Mill Road
Turnersville, NJ 08012

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENT

Included in semi annual report to shareholder filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive office and principal financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Parr Family of Funds

/s/ Stephen L. Parr
By Stephen L. Parr, President
Date: January 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the Following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Stephen L. Parr
By Stephen L. Parr, President
Date: January 7, 2008

/s/ Dorothy L. Westmoreland
By Dorothy L. Westmoreland, Treasurer
Date: January 7, 2008